Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of Operating Segments

As at and for the year ended December 31, 2022	Turkiye	Canada	Greece	Romania*	Other	Total

Earnings and loss information
Revenue	$398,602	$312,962	$160,420	$—	$—	$871,984
Production costs	193,214	116,723	149,649	—	—	459,586
Depreciation and amortization	116,076	71,974	52,135	—	—	240,185
Earnings (loss) from mine operations	$89,312	$124,265	$(41,364)	$—	$—	$172,213

Other significant items of income and expense
Write-down (reversal) of assets	$33,143	$—	$(1,325)	$—	$681	$32,499
Exploration and evaluation expenses	4,180	12,363	749	—	2,343	19,635
Mine standby costs	—	—	34,367	—	—	34,367
Income tax expense (recovery)	30,366	31,441	13,924	—	(14,507)	61,224
Loss from discontinued operations, net of tax attributable to shareholders of the Company	—	—	—	377,485	—	377,485

Capital expenditure information
Additions to property, plant and equipment during the year (**)	$128,797	$80,839	$82,989	$—	$13,185	$305,810

Information about assets and liabilities
Property, plant and equipment	$823,125	$711,178	$2,046,759	$—	$15,200	$3,596,262
Goodwill	—	92,591	—	—	—	92,591
	$823,125	$803,769	$2,046,759	$—	$15,200	$3,688,853

Debt, including current portion	$—	$—	$—	$—	$494,414	$494,414

* Discontinued Operations (Note 6 (a)).
** Presented on an accrual basis; excludes asset retirement adjustments. Excludes capital expenditure from discontinued operations.

As at and for the year ended December 31, 2021	Turkiye	Canada	Greece	Romania*	Brazil*	Other	Total

Earnings and loss information
Revenue	$486,069	$273,358	$181,487	$—	$—	$—	$940,914
Production costs	189,841	98,987	160,920	—	—	—	449,748
Depreciation and amortization	91,728	60,622	48,608	—	—	—	200,958
Earnings (loss) from mine operations	$204,500	$113,749	$(28,041)	$—	$—	$—	$290,208

Other significant items of income and expense
Impairment (Note 12)	$—	$—	$13,926	$—	$—	$—	$13,926
Write-down (reversal) of assets	3,442	(2)	5,666	—	—	—	9,106
Exploration and evaluation expenses	4,384	7,885	573	—	—	1,944	14,786
Mine standby costs	4	714	14,633	—	—	—	15,351
Income tax expense	93,144	36,622	8,307	—	—	—	138,073
Loss from discontinued operations, net of tax attributable to shareholders of the Company	—	—	—	8,295	146,802	—	155,097

Capital expenditure information
Additions to property, plant and equipment during the year (**)	$136,587	$89,402	$59,965	$—	$—	$6,815	$292,769

Information about assets and liabilities
Property, plant and equipment	$841,000	$704,663	$2,018,440	$423,503	$—	$15,605	$4,003,211
Goodwill	—	92,591	—	—	—	—	92,591
	$841,000	$797,254	$2,018,440	$423,503	$—	$15,605	$4,095,802

Debt, including current portion	$—	$—	$—	$—	$—	$489,763	$489,763

* Discontinued Operations (Note 6 (a), Note 6 (b)).
** Presented on an accrual basis; excludes asset retirement adjustments. Excludes capital expenditure from discontinued operations.